Investment income - Summary of investment income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investment income [abstract]
Dividend income	€ 107	€ 115	€ 102
Realized gains/losses on disposal of debt instruments measure at FVOCI	44	46	77
Income from and fair value gains/losses on investment properties	1	27	4
Investment income	€ 152	€ 188	€ 183